Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution
Income before income tax and social contribution		R$ (54,763)	R$ (332,812)	R$ (65,469)
Basic rate		34.00%	34.00%	34.00%
Income tax and social contribution		R$ 18,619	R$ 113,156	R$ 22,259
Tax Incentives - “Lei do Bem 11.196/05”		16,616	5,000	0
Tax loss carryforward not recorded from subsidiaries		(7,384)	(1,823)	(6,185)
IPO Bonus		0	(1,345)	(15,967)
Earn-out adjustment		0	0	20,730
Goodwill impairment		0	(13,427)	0
Write-off of deferred tax assets	[1]	(19,048)	0	0
Profits of subsidiaries abroad		(8,328)	(5,442)	0
Difference in tax rate in the subsidiary		(2,145)	(1,835)	(951)
Others		(4,338)	(4,497)	937
Total Income Tax and Social Contribution		R$ (6,008)	R$ 89,787	R$ 20,823
Effective rate		(10.97%)	26.98%	31.81%

[1]	Write off of deferred tax assets based on Company`s estimate of recoverability in the near future.